Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Perion Network Ltd.
Entity Central Index Key	0001338940
Current Fiscal Year End Date	--12-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020
Entity File Number	000-51694
Entity Address, Address Line One	1 Azrieli Center, Building A, 4th Floor
Entity Address, Address Line Two	26 HaRokmim Street
Entity Address, City or Town	Holon
Entity Address Country	IL
Entity Address, Postal Zip Code	5885849